Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 247,556	$ 187,831
Restricted cash	2,564	2,041
Accounts receivable, net	85,581	86,219
Due from affiliate companies	27,196	8,328
Inventories	32,521	26,588
Prepaid expenses and other current assets	21,713	28,979
Total current assets	417,131	339,986
Deposits for vessels, port terminals and other fixed assets	45,365	31,426
Vessels, port terminals and other fixed assets, net	1,911,143	1,777,457
Deferred financing costs, net	31,692	33,160
Deferred dry dock and special survey costs, net	28,630	29,354
Loan receivable from affiliate companies	7,791	2,660
Long-term receivable from affiliate companies	9,625	5,144
Investments in affiliates	344,453	335,303
Investments in available-for-sale securities	6,701	7,660
Other long-term assets	7,030	5,463
Intangibles other than goodwill	189,492	191,664
Goodwill	160,336	160,336
Total non-current assets	2,742,258	2,579,627
Total assets	3,159,389	2,919,613
Current liabilities
Accounts payable	53,837	51,692
Accrued expenses and other liabilities	107,320	64,199
Deferred income and cash received in advance	12,445	13,215
Current portion of capital lease obligations	1,449	1,400
Current portion of long-term debt	24,186	19,261
Total current liabilities	199,237	149,767
Senior and ship mortgage notes, including premium	1,375,000	1,293,156
Long-term debt, net of current portion	245,396	198,832
Capital lease obligations, net of current portion	20,911	22,359
Unfavorable lease terms	22,141	27,074
Other long-term liabilities and deferred income	17,459	25,221
Deferred tax liability	12,735	13,869
Total non-current liabilities	1,693,642	1,580,511
Total liabilities	1,892,879	1,730,278
Commitments and contingencies
Stockholders' equity
Preferred Stock - $0.0001 par value, authorized 1,000,000 shares, 75,069 and 8,479 issued and outstanding as of December 31, 2014 and 2013, respectively.	0	0
Common stock - $0.0001 par value, authorized 250,000,000 shares, 105,831,718 and 104,261,029 issued and outstanding, as of December 31, 2014 and 2013, respectively.	11	10
Additional paid-in capital	721,465	552,778
Accumulated other comprehensive loss	(578)	(11,172)
Retained earnings	432,065	524,079
Total Navios Holdings stockholders' equity	1,152,963	1,065,695
Noncontrolling interest	113,547	123,640
Total stockholders' equity	1,266,510	1,189,335
Total liabilities and stockholders' equity	$ 3,159,389	$ 2,919,613